Employee Defined Benefit Obligations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) yr Trustee	Dec. 31, 2017 yr
Disclosure of defined benefit plans [line items]
Number of employer-appointed trustee | Trustee		4
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash		50.00%
Percentage of plans' assets held in annuity policies		25.00%
Weighted average duration of defined benefit obligation | yr		16	15
Defined benefit pension plans contribution [member]
Disclosure of defined benefit plans [line items]
Amount expected to contribute to pension plan by company	$ 23.3
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Past service cost		$ 10.5
Defined benefit obligation [member] | Continuing Operations1[member]
Disclosure of defined benefit plans [line items]
Past service cost		4.7
Defined benefit obligation [member] | Discontinued operations [member]
Disclosure of defined benefit plans [line items]
Past service cost		$ 5.8